December 12, 2008

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, D.C. 20549

Attention: Filings – Rule 497(e)

Re: The Dreyfus Family of Funds

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Exchange Act of 1933, transmitted for filing are copies of EDGARized versions of Supplements, dated December 11, 2008 to be affixed to the current Statements of Additional Information of the open-end funds in the Dreyfus Family of Funds that offer multiple classes of shares.

Please address any comments or question to the attention of the undersigned at (212)922-6808.

Very truly yours,

/s/ Kathleen DeNicholas
Kathleen DeNicholas
Enclosures